INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Net operating loss carryforwards in the PRC	$ 2,732,507	$ 2,315,793	$ 415,533
Allowance for doubtful accounts	131,775	29,129	1,245
Less: valuation allowance	(1,500,000)	(1,230,000)	(800,000)
Continuing operations
INCOME TAXES
Net operating loss carryforwards in the PRC	2,732,507	2,315,793	415,533
Net operating loss carryforwards in the U.S.	1,508,215	1,234,789	754,502
Allowance for doubtful accounts	131,775	29,129	1,245
Less: valuation allowance	(4,372,497)	(3,579,711)	(1,171,280)
Deferred tax assets, net	0	0	0
Deferred tax liabilities:
Capitalized intangible assets cost	42,746	46,386	45,146
Deferred tax liabilities, net	42,746	46,386	45,146
Discontinued operations
INCOME TAXES
Net operating loss carryforwards in the PRC	2,595,919	2,595,919	3,802,496
Allowance for doubtful accounts			20,190
Less: valuation allowance	(2,595,919)	(2,595,919)	$ (3,822,686)
Deferred tax assets, net	$ 0	$ 0